UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2012

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (98.50%)
CONSUMER DISCRETIONARY (12.08%)
Auto Components (1.56%)
Delphi Automotive PLC(a)	185,450	$5,748,950
Johnson Controls, Inc.	221,805	6,077,457
Magna International, Inc.	84,385	3,650,495

		15,476,902

Diversified Consumer Services (0.96%)
Apollo Group, Inc., Class A(a)	327,814	9,522,997

Hotels, Restaurants & Leisure (1.93%)
Carnival Corp.	120,975	4,408,329
Marriott International, Inc., Class A	192,921	7,543,211
Orient-Express Hotels Ltd., Class A(a)	219,101	1,949,999
Starbucks Corp.	102,200	5,186,650

		19,088,189

Household Durables (2.39%)
KB Home	334,300	4,797,205
NVR, Inc.(a)	11,870	10,024,215
Toll Brothers, Inc.(a)	265,301	8,815,952

		23,637,372

Internet & Catalog Retail (1.59%)
Amazon.com, Inc.(a)	39,792	10,119,901
priceline.com, Inc.(a)	9,075	5,614,975

		15,734,876

Media (1.01%)
CBS Corp., Class B Non-voting Shares	60,807	2,209,118
Omnicom Group, Inc.	96,050	4,952,338
The Walt Disney Co.	54,613	2,855,168

		10,016,624

Multi-Line Retail (0.64%)
Dollar General Corp.(a)	123,014	6,340,141

Specialty Retail (1.06%)
Dick’s Sporting Goods, Inc.	37,030	1,920,006
Staples, Inc.	646,750	7,450,560
Tiffany & Co.	17,407	1,077,145

		10,447,711

Textiles, Apparel & Luxury Goods (0.94%)
Burberry Group PLC(b)	71,585	2,323,649
VF Corp.	43,774	6,975,825

		9,299,474

CONSUMER STAPLES (5.63%)
Beverages (2.21%)
The Coca-Cola Company	185,389	7,031,805
Diageo PLC(b)	54,505	6,144,349
Molson Coors Brewing Co., Class B	91,025	4,100,676
Monster Beverage Corp.(a)	42,092	2,279,703
PepsiCo, Inc.	33,000	2,335,410

		21,891,943

Food & Staples Retailing (0.88%)
Costco Wholesale Corp.	48,000	4,806,000
CVS Caremark Corp.	80,000	3,873,600

		8,679,600

Food Products (1.31%)
Archer-Daniels-Midland Co.	210,000	5,707,800
Kellogg Co.	38,000	1,963,080

	SHARES	MARKET VALUE
COMMON STOCKS
Food Products (continued)
Mead Johnson Nutrition Co.	72,200	$5,290,816

		12,961,696

Household Products (0.62%)
The Procter & Gamble Co.	89,000	6,173,040

Tobacco (0.61%)
British American Tobacco PLC(b)	58,691	6,024,044

ENERGY (14.05%)
Energy Equipment & Services (3.88%)
Baker Hughes, Inc.	68,300	3,089,209
National-Oilwell Varco, Inc.	51,400	4,117,654
Oceaneering International, Inc.	105,300	5,817,825
Schlumberger Ltd.	221,789	16,041,998
Tidewater, Inc.	143,000	6,939,790
Weatherford International Ltd.(a)	192,614	2,442,346

		38,448,822

Oil, Gas & Consumable Fuels (10.17%)
Anadarko Petroleum Corp.	44,439	3,107,175
Arch Coal, Inc.	1,336,380	8,459,285
BP PLC(b)	233,257	9,880,766
Chesapeake Energy Corp.	585,726	11,052,650
Chevron Corp.	61,000	7,110,160
Cobalt International Energy, Inc.(a)	245,200	5,460,604
ConocoPhillips	103,000	5,889,540
CONSOL Energy, Inc.	50,410	1,514,820
Devon Energy Corp.	199,748	12,084,754
Exxon Mobil Corp.	44,775	4,094,674
Hess Corp.	57,540	3,091,049
Occidental Petroleum Corp.	93,000	8,003,580
Peabody Energy Corp.	369,340	8,232,589
Royal Dutch Shell PLC, Class A(b)	135,412	9,398,947
Valero Energy Corp.	58,650	1,858,032
WPX Energy, Inc.(a)	87,655	1,454,196

		100,692,821

FINANCIALS (21.43%)
Capital Markets (4.49%)
The Charles Schwab Corp.	657,100	8,404,309
Franklin Resources, Inc.	39,125	4,893,364
The Goldman Sachs Group, Inc.	33,575	3,816,806
Invesco Ltd.	172,925	4,321,396
Morgan Stanley	352,675	5,903,779
State Street Corp.	295,175	12,385,543
UBS AG	389,825	4,748,069

		44,473,266

Commercial Banks (5.28%)
BB&T Corp.	155,000	5,139,800
Huntington Bancshares, Inc.	504,711	3,482,506
KeyCorp	237,225	2,073,346
PNC Financial Services Group, Inc.	99,664	6,288,798
Regions Financial Corp.	851,530	6,139,531
SunTrust Banks, Inc.	517,188	14,620,905
Wells Fargo & Co.	420,650	14,525,045

		52,269,931

Consumer Finance (1.01%)
American Express Co.	103,500	5,885,010

	SHARES	MARKET VALUE
COMMON STOCKS
Consumer Finance (continued)
Capital One Financial Corp.	71,066	$4,051,473

		9,936,483

Diversified Financial Services (4.16%)
Bank of America Corp.	344,350	3,040,611
Citigroup, Inc.	438,464	14,346,542
JPMorgan Chase & Co.	587,650	23,788,072

		41,175,225

Insurance (6.23%)
ACE Ltd.	192,445	14,548,842
The Allstate Corp.	369,995	14,655,502
American International Group, Inc.(a)	164,375	5,389,856
Assured Guaranty Ltd.	272,219	3,707,623
Axis Capital Holdings Ltd.	245,460	8,571,463
Genworth Financial, Inc., Class A(a)	214,434	1,121,490
MetLife, Inc.	299,750	10,329,385
RenaissanceRe Holdings Ltd.	20,253	1,560,291
WR Berkley Corp.	48,566	1,820,739

		61,705,191

Real Estate Investment Trusts (0.26%)
Camden Property Trust	40,182	2,591,337

HEALTH CARE (9.62%)
Biotechnology (0.61%)
Celgene Corp.(a)	49,563	3,786,613
Gilead Sciences, Inc.(a)	34,426	2,283,477

		6,070,090

Health Care Equipment & Supplies (2.78%)
Becton, Dickinson and Co.	75,650	5,943,064
Hologic, Inc.(a)	156,584	3,169,260
Intuitive Surgical, Inc.(a)	7,100	3,518,973
NuVasive, Inc.(a)	31,041	711,149
St. Jude Medical, Inc.	169,000	7,119,970
Zimmer Holdings, Inc.	105,000	7,100,100

		27,562,516

Health Care Providers & Services (1.45%)
Brookdale Senior Living, Inc.(a)	294,327	6,834,273
WellPoint, Inc.	129,243	7,497,386

		14,331,659

Health Care Technology (0.70%)
Cerner Corp.(a)	88,864	6,878,962

Life Sciences Tools & Services (1.13%)
Illumina, Inc.(a)	44,190	2,129,958
Life Technologies Corp.(a)	117,100	5,723,848
Thermo Fisher Scientific, Inc.	57,000	3,353,310

		11,207,116

Pharmaceuticals (2.95%)
Abbott Laboratories	57,875	3,967,910
Allergan, Inc.	77,900	7,134,082
Johnson & Johnson	88,500	6,098,535
Teva Pharmaceutical Industries Ltd.(b)	289,270	11,978,671

		29,179,198

INDUSTRIALS (7.12%)
Aerospace & Defense (2.38%)
The Boeing Co.	43,225	3,009,324

	SHARES	MARKET VALUE
COMMON STOCKS
Aerospace & Defense (continued)
Engility Holdings, Inc.(a)	12,695	$234,223
L-3 Communications Holdings, Inc.	76,175	5,462,509
Northrop Grumman Corp.	103,575	6,880,487
Precision Castparts Corp.	37,300	6,092,582
Textron, Inc.	70,009	1,832,136

		23,511,261

Air Freight & Logistics (0.20%)
C.H. Robinson Worldwide, Inc.	33,845	1,981,625

Building Products (0.56%)
Fortune Brands Home & Security, Inc.(a)	58,243	1,573,143
Masco Corp.	265,400	3,994,270

		5,567,413

Construction & Engineering (0.53%)
Fluor Corp.	94,044	5,292,796

Electrical Equipment (0.99%)
Emerson Electric Co.	105,000	5,068,350
Rockwell Automation, Inc.	68,316	4,751,378

		9,819,728

Machinery (0.81%)
Joy Global, Inc.	71,893	4,030,321
Navistar International Corp.(a)	190,996	4,028,106

		8,058,427

Professional Services (0.41%)
Verisk Analytics, Inc., Class A(a)	84,900	4,042,089

Road & Rail (0.43%)
CSX Corp.	204,433	4,241,985

Trading Companies & Distributors (0.61%)
Fastenal Co.	140,797	6,052,863

Transportation Infrastructure (0.20%)
Aegean Marine Petroleum Network, Inc.	321,650	1,952,416

INFORMATION TECHNOLOGY (22.84%)
Communications Equipment (4.31%)
Acme Packet, Inc.(a)	165,769	2,834,650
Cisco Systems, Inc.	613,747	11,716,430
Harris Corp.	135,000	6,914,700
QUALCOMM, Inc.	339,516	21,216,355

		42,682,135

Computers & Peripherals (5.26%)
Apple, Inc.	49,749	33,195,518
Dell, Inc.	832,440	8,207,858
Hewlett-Packard Co.	550,600	9,393,236
NetApp, Inc.(a)	37,999	1,249,407

		52,046,019

Electronic Equipment & Instruments (1.95%)
Avnet, Inc.(a)	37,703	1,096,780
Corning, Inc.	460,000	6,049,000
TE Connectivity Ltd.	357,900	12,172,179

		19,317,959

	SHARES	MARKET VALUE
COMMON STOCKS
Internet Software & Services (4.46%)
Baidu, Inc.(a)(b)	87,346	$10,203,760
eBay, Inc.(a)	67,017	3,244,293
Equinix, Inc.(a)	19,600	4,038,580
Google, Inc., Class A(a)	27,106	20,451,477
Monster Worldwide, Inc.(a)	442,000	3,239,860
OpenTable, Inc.(a)	71,921	2,991,913

		44,169,883

IT Services (2.78%)
Cognizant Technology Solutions Corp., Class A(a)	78,300	5,474,736
Computer Sciences Corp.	115,700	3,726,697
Visa, Inc., Class A	82,949	11,138,392
The Western Union Co.	394,292	7,184,000

		27,523,825

Semiconductors & Semiconductor Equipment (0.70%)
ARM Holdings PLC(b)	200,500	5,609,990
MEMC Electronic Materials, Inc.(a)	474,030	1,303,583

		6,913,573

Software (3.38%)
Citrix Systems, Inc.(a)	51,834	3,968,929
Microsoft Corp.	329,025	9,798,365
Oracle Corp.	217,500	6,849,075
Salesforce.com, Inc.(a)	48,900	7,466,541
VMware, Inc., Class A(a)	55,100	5,330,374

		33,413,284

MATERIALS (2.96%)
Chemicals (1.58%)
The Mosaic Co.	78,637	4,530,277
PPG Industries, Inc.	19,925	2,288,187
Praxair, Inc.	57,200	5,941,936
The Sherwin-Williams Co.	19,413	2,890,790

		15,651,190

Metals & Mining (1.38%)
Alcoa, Inc.	407,000	3,601,950
Freeport-McMoRan Copper & Gold, Inc.	98,584	3,901,955
Silver Wheaton Corp.	155,300	6,166,963

		13,670,868

TELECOMMUNICATION SERVICES (1.68%)
Wireless Telecommunication Services (1.68%)
American Tower Corp., Class A	150,960	10,777,034
Vodafone Group PLC(b)	205,500	5,855,723

		16,632,757

UTILITIES (1.09%)
Electric Utilities (0.72%)
Entergy Corp.	80,975	5,611,568
FirstEnergy Corp.	35,414	1,561,757

		7,173,325

Independent Power Producers & Energy Traders (0.37%)
GenOn Energy, Inc.(a)	1,430,175	3,618,343

TOTAL COMMON STOCKS
(COST OF $958,036,537)		975,150,990

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (1.73%)
REPURCHASE AGREEMENT (1.73%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/28/12, due 10/01/12 at 0.01%, collateralized by Federal National Mortgage Association 3.05% 01/01/42, market value of $17,473,151 (Repurchase proceeds of $17,120,014) (COST OF $17,120,000)	$17,120,000	$17,120,000

TOTAL INVESTMENTS (100.23%)
(COST OF $975,156,537)(c)		992,270,990
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.23%)		(2,249,039)

NET ASSETS (100.00%)		$990,021,951

NET ASSET VALUE PER SHARE
(183,864,812 SHARES OUTSTANDING)		$5.38

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $985,170,961.

Gross unrealized appreciation and depreciation at September 30, 2012 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$145,542,150
Gross unrealized depreciation	(138,442,121)
Net unrealized appreciation	$7,100,029

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Schedule of Investments.

LIBERTY ALL STAR EQUITY FUND

Notes to Schedule of investments

September 30, 2012 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”). The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended September 30, 2012, the Fund only held American Depository Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premiums and discounts are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period.

When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

LIBERTY ALL STAR EQUITY FUND

Notes to Schedule of investments

September 30, 2012 (unaudited)

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$975,150,990	$–	$–	$975,150,990
Short Term Investment	–	17,120,000	–	17,120,000
Total	$975,150,990	$17,120,000	$–	$992,270,990

*See Schedule of Investments for industry classifications

*See Schedule of Investments for industry classification.

For the period ended September 30, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 26, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 26, 2012